Stock-based compensation - Share option plans (Details)	12 Months Ended
Dec. 31, 2020 EquityInstruments € / shares
Stock-based compensation
Outstanding at beginning of the year | EquityInstruments	32,594
Options exercised | EquityInstruments	(32,594)
Outstanding at beginning of the year	€ 2.79
Options exercised	2.79
Weighted average share price, share options granted	€ 25.17